INCOME TAXES (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Schedue Of Deferred Tax Assets And Liabilities
	December 31,	December 31,
	2024	2023
Net operating loss carry forward	$(790,942)	$(1,011,212)
Effective Tax rate	21%	21%
Income tax expenses(benefit)	(166,098)	(212,355)
Less: Valuation Allowance	166,098	212,355
Income tax expenses(benefit)	$-	$-
	December 31,	December 31,
	2024	2023
Deferred tax assets	886,846	720,748
Valuation allowance	(886,846)	(720,748)
Net deferred tax assets	$-	$-

	December 31,	December 31,
	2023	2022
Net operating loss carry forward	$(1,011,212)	$(796,713)
Effective Tax rate	21%	21%
Income tax expenses(benefit)	(212,355)	(167,310)
Less: Valuation Allowance	212,355	167,310
Income tax expenses(benefit)	$-	$-

	December 31,	December 31,
	2023	2022
Deferred tax assets	720,748	508,393
Valuation allowance	(720,748)	(508,393)
Net deferred tax assets	$-	$-